Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Fair Values of Assets and Liabilities (Tables) [Abstract]
Fair Value, Measurements from Brokers or Third Party Pricing Services

	Brokers			Third party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

December 31, 2013
Trading assets (excluding derivatives)	$-	122	1	1,804	652	3
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	-	-	-	557	5,723	-
Securities of U.S. states and political subdivisions	-	-	-	-	39,257	63
Mortgage-backed securities	-	621	-	-	148,074	180
Other debt securities (1)	-	1,537	722	-	44,681	746
Total debt securities	-	2,158	722	557	237,735	989
Total marketable equity securities	-	-	-	-	630	-
Total available-for-sale securities	-	2,158	722	557	238,365	989
Derivatives (trading and other assets)	-	5	-	-	417	3
Derivatives (liabilities)	-	(12)	-	-	(418)	-
Other liabilities	-	(115)	-	-	(36)	-

December 31, 2012
Trading assets (excluding derivatives)	$-	406	8	1,314	1,016	-
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	-	-	-	915	6,231	-
Securities of U.S. states and political subdivisions	-	-	-	-	35,036	-
Mortgage-backed securities	-	138	4	-	121,703	292
Other debt securities (1)	-	1,516	12,465	-	28,314	149
Total debt securities	-	1,654	12,469	915	191,284	441
Total marketable equity securities	-	3	-	29	774	-
Total available-for-sale securities	-	1,657	12,469	944	192,058	441
Derivatives (trading and other assets)	-	8	-	-	602	-
Derivatives (liabilities)	-	(26)	-	-	(634)	-
Other liabilities	-	(121)	-	-	(104)	-

(1)	Includes corporate debt securities, collateralized loan and other debt obligations, asset-backed securities, and other debt securities.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2013
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$8,301	3,669	-		-		11,970
Securities of U.S. states and political subdivisions	-	2,043	39		-		2,082
Collateralized loan and other debt obligations (1)	-	212	541		-		753
Corporate debt securities	-	7,052	53		-		7,105
Mortgage-backed securities	-	14,608	1		-		14,609
Asset-backed securities	-	487	122		-		609
Equity securities	5,908	87	13		-		6,008
Total trading securities(2)	14,209	28,158	769		-		43,136
Other trading assets	2,694	2,487	54		-		5,235
Total trading assets (excluding derivatives)	16,903	30,645	823		-		48,371
Securities of U.S. Treasury and federal agencies	557	5,723	-		-		6,280
Securities of U.S. states and political subdivisions	-	39,322	3,214	(3)	-		42,536
Mortgage-backed securities:
Federal agencies	-	117,591	-		-		117,591
Residential	-	12,389	64		-		12,453
Commercial	-	18,609	138		-		18,747
Total mortgage-backed securities	-	148,589	202		-		148,791
Corporate debt securities	113	20,833	281		-		21,227
Collateralized loan and other debt obligations(4)	-	18,739	1,420	(3)	-		20,159
Asset-backed securities:
Auto loans and leases	-	21	492	(3)	-		513
Home equity loans	-	843	-		-		843
Other asset-backed securities	-	6,577	1,657	(3)	-		8,234
Total asset-backed securities	-	7,441	2,149		-		9,590
Other debt securities	-	39	-		-		39
Total debt securities	670	240,686	7,266		-		248,622
Marketable equity securities:
Perpetual preferred securities (5)	508	628	729	(3)	-		1,865
Other marketable equity securities	1,511	9	-		-		1,520
Total marketable equity securities	2,019	637	729		-		3,385
Total available-for-sale securities	2,689	241,323	7,995		-		252,007
Mortgages held for sale	-	11,505	2,374		-		13,879
Loans held for sale	-	1	-		-		1
Loans	-	272	5,723		-		5,995
Mortgage servicing rights (residential)	-	-	15,580		-		15,580
Derivative assets:
Interest rate contracts	36	55,466	344		-		55,846
Commodity contracts	-	2,667	6		-		2,673
Equity contracts	1,522	4,221	2,081		-		7,824
Foreign exchange contracts	44	4,789	10		-		4,843
Credit contracts	-	782	719		-		1,501
Other derivative contracts	-	-	13		-		13
Netting	-	-	-		(56,894)	(6)	(56,894)
Total derivative assets (7)	1,602	67,925	3,173		(56,894)		15,806
Other assets	-	-	1,503		-		1,503
Total assets recorded at fair value	$21,194	351,671	37,171		(56,894)		353,142
Derivative liabilities:
Interest rate contracts	$(26)	(56,128)	(384)		-		(56,538)
Commodity contracts	-	(2,587)	(16)		-		(2,603)
Equity contracts	(449)	(5,218)	(2,127)		-		(7,794)
Foreign exchange contracts	(75)	(4,432)	(1)		-		(4,508)
Credit contracts	-	(806)	(1,094)		-		(1,900)
Other derivative contracts	-	-	(16)		-		(16)
Netting	-	-	-		63,739	(6)	63,739
Total derivative liabilities (7)	(550)	(69,171)	(3,638)		63,739		(9,620)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(4,311)	(2,063)	-		-		(6,374)
Securities of U.S. states and political subdivisions	-	(24)	-		-		(24)
Corporate debt securities	-	(4,683)	-		-		(4,683)
Equity securities	(1,788)	(48)	-		-		(1,836)
Other securities	-	(95)	-		-		(95)
Total short sale liabilities	(6,099)	(6,913)	-		-		(13,012)
Other liabilities (excluding derivatives)	-	-	(39)		-		(39)
Total liabilities recorded at fair value	$(6,649)	(76,084)	(3,677)		63,739		(22,671)

  Includes collateralized debt obligations of $2 million.
  Net gains from trading activities recognized in the income statement for the year ended December 31, 2013 include $(29) million in net unrealized losses on trading securities held at December 31, 2013.
  Balances consist of securities that are mostly investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.
  Includes collateralized debt obligations of $693 million.
  Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 for additional information.
  Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 16 for additional information.
  Derivative assets and derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets and trading liabilities, respectively.

(continued from previous page)

(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2012
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$5,104	3,774	-		-		8,878
Securities of U.S. states and political subdivisions	-	1,587	46		-		1,633
Collateralized loan and other debt obligations (1)	-	-	742		-		742
Corporate debt securities	-	6,664	52		-		6,716
Mortgage-backed securities	-	13,380	6		-		13,386
Asset-backed securities	-	722	138		-		860
Equity securities	3,481	356	3		-		3,840
Total trading securities(2)	8,585	26,483	987		-		36,055
Other trading assets	2,150	887	76		-		3,113
Total trading assets (excluding derivatives)	10,735	27,370	1,063		-		39,168
Securities of U.S. Treasury and federal agencies	915	6,231	-		-		7,146
Securities of U.S. states and political subdivisions	-	35,045	3,631	(3)	-		38,676
Mortgage-backed securities:
Federal agencies	-	97,285	-		-		97,285
Residential	-	15,837	94		-		15,931
Commercial	-	19,765	203		-		19,968
Total mortgage-backed securities	-	132,887	297		-		133,184
Corporate debt securities	125	20,934	274		-		21,333
Collateralized loan and other debt obligations (4)	-	-	13,188	(3)	-		13,188
Asset-backed securities:
Auto loans and leases	-	7	5,921	(3)	-		5,928
Home equity loans	-	867	51		-		918
Other asset-backed securities	-	7,828	3,283	(3)	-		11,111
Total asset-backed securities	-	8,702	9,255		-		17,957
Other debt securities	-	930	-		-		930
Total debt securities	1,040	204,729	26,645		-		232,414
Marketable equity securities:
Perpetual preferred securities (5)	629	753	794	(3)	-		2,176
Other marketable equity securities	554	55	-		-		609
Total marketable equity securities	1,183	808	794		-		2,785
Total available-for-sale securities	2,223	205,537	27,439		-		235,199
Mortgages held for sale	-	39,055	3,250		-		42,305
Loans held for sale	-	6	-		-		6
Loans	-	185	6,021		-		6,206
Mortgage servicing rights (residential)	-	-	11,538		-		11,538
Derivative assets:
Interest rate contracts	16	70,277	1,058		-		71,351
Commodity contracts	-	3,386	70		-		3,456
Equity contracts	432	2,747	604		-		3,783
Foreign exchange contracts	19	5,481	24		-		5,524
Credit contracts	-	1,160	650		-		1,810
Other derivative contracts	-	-	-		-		-
Netting	-	-	-		(62,108)	(6)	(62,108)
Total derivative assets (7)	467	83,051	2,406		(62,108)		23,816
Other assets	136	123	162		-		421
Total assets recorded at fair value	$13,561	355,327	51,879		(62,108)		358,659
Derivative liabilities:
Interest rate contracts	$(52)	(68,244)	(399)		-		(68,695)
Commodity contracts	-	(3,541)	(49)		-		(3,590)
Equity contracts	(199)	(3,239)	(726)		-		(4,164)
Foreign exchange contracts	(23)	(3,553)	(3)		-		(3,579)
Credit contracts	-	(1,152)	(1,800)		-		(2,952)
Other derivative contracts	-	-	(78)		-		(78)
Netting	-	-	-		71,116	(6)	71,116
Total derivative liabilities (7)	(274)	(79,729)	(3,055)		71,116		(11,942)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(4,225)	(875)	-		-		(5,100)
Securities of U.S. states and political subdivisions	-	(9)	-		-		(9)
Corporate debt securities	-	(3,941)	-		-		(3,941)
Equity securities	(1,233)	(35)	-		-		(1,268)
Other securities	-	(47)	-		-		(47)
Total short sale liabilities	(5,458)	(4,907)	-		-		(10,365)
Other liabilities (excluding derivatives)	-	(34)	(49)		-		(83)
Total liabilities recorded at fair value	$(5,732)	(84,670)	(3,104)		71,116		(22,390)

  Includes collateralized debt obligations of $21 million.
  Net gains from trading activities recognized in the income statement for the year ended December 31, 2012 include $305 million in net unrealized gains on trading securities held at December 31, 2012.
  Balances consist of securities that are predominantly investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.
  Includes collateralized debt obligations of $644 million.
  Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 for additional information.
  Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 16 for additional information.
  Derivative assets and derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets and trading liabilities, respectively.

Fair Value, Transfers Between Fair Value Levels

	Transfers Between Fair Value Levels
	Level 1		Level 2		Level 3 (1)
(in millions)	In	Out	In	Out	In	Out	Total
Year ended December 31, 2013
Trading assets (excluding derivatives) (2)	$-	(242)	535	(56)	52	(289)	-
Available-for-sale securities (2)(3)	17	-	12,830	(117)	100	(12,830)	-
Mortgages held for sale	-	-	343	(336)	336	(343)	-
Loans	-	-	193	-	-	(193)	-
Net derivative assets and liabilities (4)	-	-	(142)	13	(13)	142	-
Short sale liabilities	-	-	-	-	-	-	-
Total transfers	$17	(242)	13,759	(496)	475	(13,513)	-
Year ended December 31, 2012
Trading assets (excluding derivatives)	$23	-	16	(37)	14	(16)	-
Available-for-sale securities (5)	8	-	9,832	(68)	60	(9,832)	-
Mortgages held for sale	-	-	298	(488)	488	(298)	-
Loans (6)	-	-	41	(5,851)	5,851	(41)	-
Net derivative assets and liabilities	-	-	51	8	(8)	(51)	-
Short sale liabilities	-	-	-	-	-	-	-
Total transfers	$31	-	10,238	(6,436)	6,405	(10,238)	-

  All transfers in and out of Level 3 are disclosed within the recurring Level 3 rollforward table in this Note.
  Consists of $231 million of collateralized loan obligations classified as trading assets and $12.5 billion classified as available-for-sale securities that we transferred from Level 3 to Level 2 in 2013 as a result of increased observable market data in the valuation of such instruments.
  Transfers out of available-for-sale securities classified as Level 3 exclude $6.0 billion in asset-backed securities that were transferred from the available-for-sale portfolio to held-to-maturity securities.
  Consists of net derivative liabilities that were transferred from Level 3 to Level 2 due to increased observable market data. Also includes net derivative liabilities that were transferred from Level 2 to Level 3 due to a decrease in observable market data.
  Includes $9.4 billion of securities of U.S. states and political subdivisions that we transferred from Level 3 to Level 2 as a result of increased observable market data in the valuation of such instruments. This transfer was done in conjunction with a change in our valuation technique from an internal model based upon unobservable inputs to third party vendor pricing based upon market observable data.
  Consists of reverse mortgage loans securitized with GNMA which were accounted for as secured borrowing transactions. We transferred the loans from Level 2 to Level 3 in third quarter 2012 due to decreased market activity and visibility to significant trades of the same or similar products. As a result, we changed our valuation technique from an internal model based on market observable data to an internal discounted cash flow model based on unobservable inputs.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of period	income	income	net (1)	Level 3	Level 3	period	at period end	(2)
Year ended December 31, 2013
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$46	3	-	(10)	-	-	39	-
Collateralized loan and other debt obligations	742	67	-	(37)	-	(231)	541	(33)
Corporate debt securities	52	9	-	(1)	13	(20)	53	6
Mortgage-backed securities	6	1	-	9	-	(15)	1	1
Asset-backed securities	138	16	-	(35)	25	(22)	122	15
Equity securities	3	-	-	(3)	13	-	13	-
Total trading securities	987	96	-	(77)	51	(288)	769	(11)
Other trading assets	76	(22)	-	-	1	(1)	54	(8)
Total trading assets
(excluding derivatives)	1,063	74	-	(77)	52	(289)	823	(19)	(3)
Available-for-sale securities:
Securities of U.S. states and
political subdivisions	3,631	11	(85)	(182)	53	(214)	3,214	-
Mortgage-backed securities:
Residential	94	17	(1)	(40)	-	(6)	64	-
Commercial	203	(13)	28	(58)	-	(22)	138	(8)
Total mortgage-backed
securities	297	4	27	(98)	-	(28)	202	(8)
Corporate debt securities	274	10	(10)	(13)	23	(3)	281	-
Collateralized loan and other debt obligations	13,188	8	124	625	-	(12,525)	1,420	-
Asset-backed securities:
Auto loans and leases	5,921	(1)	(34)	(1,067)	-	(4,327)	492	-
Home equity loans	51	3	(1)	(5)	-	(48)	-	-
Other asset-backed securities	3,283	27	19	31	24	(1,727)	1,657	(7)
Total asset-backed securities	9,255	29	(16)	(1,041)	24	(6,102)	2,149	(7)	(4)
Total debt securities	26,645	62	40	(709)	100	(18,872)	7,266	(15)	(5)
Marketable equity securities:
Perpetual preferred securities	794	10	(2)	(73)	-	-	729	-
Other marketable equity securities	-	-	-	-	-	-	-	-
Total marketable
equity securities	794	10	(2)	(73)	-	-	729	-	(6)
Total available-for-sale
securities	27,439	72	38	(782)	100	(18,872)	7,995	(15)
Mortgages held for sale	3,250	5	-	(874)	336	(343)	2,374	(74)	(7)
Loans	6,021	(211)	-	106	-	(193)	5,723	(178)	(7)
Mortgage servicing rights (residential) (8)	11,538	1,156	-	2,886	-	-	15,580	3,398	(7)
Net derivative assets and liabilities:
Interest rate contracts	659	(662)	-	(39)	-	2	(40)	(186)
Commodity contracts	21	-	-	(66)	(1)	36	(10)	(19)
Equity contracts	(122)	(151)	-	137	(14)	104	(46)	48
Foreign exchange contracts	21	(15)	-	1	2	-	9	(8)
Credit contracts	(1,150)	(30)	-	805	-	-	(375)	345
Other derivative contracts	(78)	75	-	-	-	-	(3)	-
Total derivative contracts	(649)	(783)	-	838	(13)	142	(465)	180	(9)
Other assets	162	315	-	1,026	-	-	1,503	(2)	(3)
Short sale liabilities	-	-	-	-	-	-	-	-	(3)
Other liabilities (excluding derivatives)	(49)	3	-	7	-	-	(39)	5	(7)

  See next page for detail.
  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in net gains (losses) from trading activities and other noninterest income in the income statement.
  Level 3 transfers out include $6.0 billion in asset-backed securities that were transferred from the available-for-sale portfolio to held-to-maturity securities.
  Included in net gains (losses) from debt securities in the income statement.
  Included in net gains (losses) from equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  For more information on the changes in mortgage servicing rights, see Note 9.
  Included in mortgage banking, trading activities, equity investments and other noninterest income in the income statement.

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of period	income	income	net (1)	Level 3	Level 3	period	at period end	(2)
Year ended December 31, 2012
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$53	3	-	(10)	-	-	46	-
Collateralized loan and other debt obligations	1,582	(191)	-	(649)	-	-	742	(47)
Corporate debt securities	97	-	-	(45)	-	-	52	(3)
Mortgage-backed securities	108	8	-	(110)	-	-	6	2
Asset-backed securities	190	48	-	(98)	14	(16)	138	23
Equity securities	4	-	-	(1)	-	-	3	-
Total trading securities	2,034	(132)	-	(913)	14	(16)	987	(25)
Other trading assets	115	(39)	-	-	-	-	76	(19)
Total trading assets
(excluding derivatives)	2,149	(171)	-	(913)	14	(16)	1,063	(44)	(3)
Available-for-sale securities:
Securities of U.S. states and
political subdivisions	11,516	10	160	1,347	-	(9,402)	3,631	-
Mortgage-backed securities:
Residential	61	12	16	50	29	(74)	94	(1)
Commercial	232	(56)	57	(30)	-	-	203	(56)
Total mortgage-backed
securities	293	(44)	73	20	29	(74)	297	(57)
Corporate debt securities	295	20	19	(20)	1	(41)	274	-
Collateralized loan and other debt obligations	8,599	135	514	3,940	-	-	13,188	-
Asset-backed securities:
Auto loans and leases	6,641	3	3	(726)	-	-	5,921	-
Home equity loans	282	15	14	(3)	29	(286)	51	(1)
Other asset-backed securities	2,863	(29)	148	329	1	(29)	3,283	(6)
Total asset-backed securities	9,786	(11)	165	(400)	30	(315)	9,255	(7)
Total debt securities	30,489	110	931	4,887	60	(9,832)	26,645	(64)	(4)
Marketable equity securities:
Perpetual preferred securities	1,344	91	(30)	(611)	-	-	794	-
Other marketable equity securities	23	2	(16)	(9)	-	-	-	-
Total marketable
equity securities	1,367	93	(46)	(620)	-	-	794	-	(5)
Total available-for-sale
securities	31,856	203	885	4,267	60	(9,832)	27,439	(64)
Mortgages held for sale	3,410	(42)	-	(308)	488	(298)	3,250	(30)	(6)
Loans	23	43	-	145	5,851	(41)	6,021	43	(6)
Mortgage servicing rights (residential) (7)	12,603	(5,954)	-	4,889	-	-	11,538	(2,893)	(6)
Net derivative assets and liabilities:
Interest rate contracts	609	7,397	-	(7,349)	-	2	659	562
Commodity contracts	-	78	-	(50)	(8)	1	21	40
Equity contracts	(75)	(11)	-	18	-	(54)	(122)	(16)
Foreign exchange contracts	(7)	23	-	5	-	-	21	30
Credit contracts	(1,998)	38	-	810	-	-	(1,150)	41
Other derivative contracts	(117)	40	(1)	-	-	-	(78)	-
Total derivative contracts	(1,588)	7,565	(1)	(6,566)	(8)	(51)	(649)	657	(8)
Other assets	244	(21)	-	(61)	-	-	162	(8)	(3)
Short sale liabilities	-	-	-	-	-	-	-	-	(3)
Other liabilities (excluding derivatives)	(44)	(43)	-	38	-	-	(49)	-	(6)

  See next page for detail.
  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in net gains (losses) from trading activities and other noninterest income in the income statement.
  Included in net gains (losses) debt securities in the income statement.
  Included in net gains (losses) from equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  For more information on the changes in mortgage servicing rights, see Note 9.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in net
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of year	income	income	net (1)	Level 3	Level 3	year	at period end	(2)
Year ended December 31, 2011
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$5	3	-	12	51	(18)	53	-
Collateralized debt obligations	1,915	(24)	-	(297)	-	(12)	1,582	1
Corporate debt securities	166	1	-	(70)	-	-	97	(80)
Mortgage-backed securities	117	6	-	(36)	31	(10)	108	(4)
Asset-backed securities	366	75	-	(122)	-	(129)	190	(2)
Equity securities	34	(3)	-	(28)	1	-	4	72
Total trading securities	2,603	58	-	(541)	83	(169)	2,034	(13)
Other trading assets	136	(21)	-	2	-	(2)	115	14
Total trading assets
(excluding derivatives)	2,739	37	-	(539)	83	(171)	2,149	1	(3)
Available-for-sale securities:
Securities of U.S. states and
political subdivisions	4,564	10	52	6,923	-	(33)	11,516	9
Mortgage-backed securities:
Residential	20	(9)	(1)	(6)	121	(64)	61	(8)
Commercial	217	(44)	59	2	2	(4)	232	(56)
Total mortgage-backed
securities	237	(53)	58	(4)	123	(68)	293	(64)
Corporate debt securities	433	150	(112)	(185)	41	(32)	295	(3)
Collateralized debt obligations	4,778	290	(202)	3,725	8	-	8,599	-
Asset-backed securities:
Auto loans and leases	6,133	4	(27)	531	-	-	6,641	-
Home equity loans	112	(3)	(18)	40	221	(70)	282	(25)
Other asset-backed securities	3,150	10	13	181	107	(598)	2,863	(7)
Total asset-backed securities	9,395	11	(32)	752	328	(668)	9,786	(32)
Other debt securities	85	-	-	(85)	-	-	-	-
Total debt securities	19,492	408	(236)	11,126	500	(801)	30,489	(90)	(4)
Marketable equity securities:
Perpetual preferred securities	2,434	160	(7)	(1,243)	2	(2)	1,344	(53)
Other marketable equity securities	32	-	1	(10)	-	-	23	-
Total marketable
equity securities	2,466	160	(6)	(1,253)	2	(2)	1,367	(53)	(5)
Total available-for-sale
securities	21,958	568	(242)	9,873	502	(803)	31,856	(143)
Mortgages held for sale	3,305	44	-	(104)	492	(327)	3,410	43	(6)
Loans	309	13	-	(299)	-	-	23	-	(6)
Mortgage servicing rights (residential) (7)	14,467	(5,821)	-	3,957	-	-	12,603	(3,680)	(6)
Net derivative assets and liabilities:
Interest rate contracts	77	4,051	-	(3,414)	(1)	(104)	609	309
Commodity contracts	(1)	2	-	(9)	(3)	11	-	1
Equity contracts	(225)	126	-	28	(6)	2	(75)	55
Foreign exchange contracts	9	(8)	-	(6)	1	(3)	(7)	(19)
Credit contracts	(1,017)	(856)	-	(123)	-	(2)	(1,998)	50
Other derivative contracts	(35)	(82)	-	-	-	-	(117)	-
Total derivative contracts	(1,192)	3,233	-	(3,524)	(9)	(96)	(1,588)	396	(8)
Other assets	314	12	-	(82)	-	-	244	3	(3)
Other liabilities (excluding derivatives)	(344)	(8)	-	308	-	-	(44)	-	(6)

  See next page for detail.
  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in net gains (losses) from trading activities and other noninterest income in the income statement.
  Included in net gains (losses) from debt securities in the income statement.
  Included in net gains (losses) from equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  For more information on the change in mortgage servicing rights, see Note 9.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

(continued on following page)

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation Detail

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2013
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$127	(136)	-	(1)	(10)
Collateralized loan and other debt obligations	1,030	(1,064)	-	(3)	(37)
Corporate debt securities	117	(117)	-	(1)	(1)
Mortgage-backed securities	429	(420)	-	-	9
Asset-backed securities	53	(45)	-	(43)	(35)
Equity securities	-	(3)	-	-	(3)
Total trading securities	1,756	(1,785)	-	(48)	(77)
Other trading assets	-	-	-	-	-
Total trading assets
(excluding derivatives)	1,756	(1,785)	-	(48)	(77)
Available-for-sale securities:
Securities of U.S. states and
political subdivisions	-	(69)	648	(761)	(182)
Mortgage-backed securities:
Residential	-	(37)	-	(3)	(40)
Commercial	-	(1)	-	(57)	(58)
Total mortgage-backed
securities	-	(38)	-	(60)	(98)
Corporate debt securities	-	-	20	(33)	(13)
Collateralized loan and other debt obligations	1,008	(14)	-	(369)	625
Asset-backed securities:
Auto loans and leases	1,751	-	1,047	(3,865)	(1,067)
Home equity loans	-	(5)	-	-	(5)
Other asset-backed securities	1,164	(36)	1,116	(2,213)	31
Total asset-backed securities	2,915	(41)	2,163	(6,078)	(1,041)
Total debt securities	3,923	(162)	2,831	(7,301)	(709)
Marketable equity securities:
Perpetual preferred securities	-	(20)	-	(53)	(73)
Other marketable equity securities	-	-	-	-	-
Total marketable
equity securities	-	(20)	-	(53)	(73)
Total available-for-sale
securities	3,923	(182)	2,831	(7,354)	(782)
Mortgages held for sale	286	(574)	-	(586)	(874)
Loans	23	-	452	(369)	106
Mortgage servicing rights (residential)	-	(583)	3,469	-	2,886
Net derivative assets and liabilities:
Interest rate contracts	-	-	-	(39)	(39)
Commodity contracts	-	-	-	(66)	(66)
Equity contracts	-	(148)	-	285	137
Foreign exchange contracts	-	-	-	1	1
Credit contracts	7	(5)	(4)	807	805
Other derivative contracts	-	-	-	-	-
Total derivative contracts	7	(153)	(4)	988	838
Other assets	1,064	(2)	-	(36)	1,026
Short sale liabilities	8	(8)	-	-	-
Other liabilities (excluding derivatives)	-	-	(4)	11	7

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2012
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$85	(95)	-	-	(10)
Collateralized loan and other debt obligations	829	(1,478)	-	-	(649)
Corporate debt securities	192	(237)	-	-	(45)
Mortgage-backed securities	49	(159)	-	-	(110)
Asset-backed securities	116	(169)	-	(45)	(98)
Equity securities	1	(2)	-	-	(1)
Total trading securities	1,272	(2,140)	-	(45)	(913)
Other trading assets	-	-	-	-	-
Total trading assets
(excluding derivatives)	1,272	(2,140)	-	(45)	(913)
Available-for-sale securities:
Securities of U.S. states and
political subdivisions	1,847	(37)	1,011	(1,474)	1,347
Mortgage-backed securities:
Residential	86	(34)	-	(2)	50
Commercial	39	-	-	(69)	(30)
Total mortgage-backed
securities	125	(34)	-	(71)	20
Corporate debt securities	26	(37)	-	(9)	(20)
Collateralized loan and other debt obligations	5,608	(185)	-	(1,483)	3,940
Asset-backed securities:
Auto loans and leases	3,004	-	666	(4,396)	(726)
Home equity loans	-	(2)	-	(1)	(3)
Other asset-backed securities	2,074	(159)	1,401	(2,987)	329
Total asset-backed securities	5,078	(161)	2,067	(7,384)	(400)
Total debt securities	12,684	(454)	3,078	(10,421)	4,887
Marketable equity securities:
Perpetual preferred securities	-	-	-	(611)	(611)
Other marketable equity securities	-	(8)	-	(1)	(9)
Total marketable
equity securities	-	(8)	-	(612)	(620)
Total available-for-sale
securities	12,684	(462)	3,078	(11,033)	4,267
Mortgages held for sale	441	-	-	(749)	(308)
Loans	2	-	257	(114)	145
Mortgage servicing rights (residential)	-	(293)	5,182	-	4,889
Net derivative assets and liabilities:
Interest rate contracts	11	-	-	(7,360)	(7,349)
Commodity contracts	-	(2)	-	(48)	(50)
Equity contracts	386	(375)	1	6	18
Foreign exchange contracts	2	(3)	-	6	5
Credit contracts	(6)	3	-	813	810
Other derivative contracts	-	-	-	-	-
Total derivative contracts	393	(377)	1	(6,583)	(6,566)
Other assets	19	(8)	-	(72)	(61)
Short sale liabilities	9	(9)	-	-	-
Other liabilities (excluding derivatives)	(3)	11	(216)	246	38

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2011
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$313	(199)	-	(102)	12
Collateralized loan and other debt obligations	1,054	(1,310)	-	(41)	(297)
Corporate debt securities	80	(150)	-	-	(70)
Mortgage-backed securities	759	(790)	-	(5)	(36)
Asset-backed securities	516	(585)	-	(53)	(122)
Equity securities	6	(22)	-	(12)	(28)
Total trading securities	2,728	(3,056)	-	(213)	(541)
Other trading assets	-	-	2	-	2
Total trading assets
(excluding derivatives)	2,728	(3,056)	2	(213)	(539)
Available-for-sale securities:
Securities of U.S. states and
political subdivisions	4,280	(4)	4,723	(2,076)	6,923
Mortgage-backed securities:
Residential	3	-	-	(9)	(6)
Commercial	21	-	-	(19)	2
Total mortgage-backed
securities	24	-	-	(28)	(4)
Corporate debt securities	94	(208)	1	(72)	(185)
Collateralized loan and other debt obligations	4,805	(36)	-	(1,044)	3,725
Asset-backed securities:
Auto loans and leases	5,918	-	333	(5,720)	531
Home equity loans	44	-	-	(4)	40
Other asset-backed securities	1,428	(456)	1,395	(2,186)	181
Total asset-backed securities	7,390	(456)	1,728	(7,910)	752
Other debt securities	-	(85)	-	-	(85)
Total debt securities	16,593	(789)	6,452	(11,130)	11,126
Marketable equity securities:
Perpetual preferred securities	1	(13)	-	(1,231)	(1,243)
Other marketable equity securities	3	(12)	-	(1)	(10)
Total marketable
equity securities	4	(25)	-	(1,232)	(1,253)
Total available-for-sale
securities	16,597	(814)	6,452	(12,362)	9,873
Mortgages held for sale	576	(21)	-	(659)	(104)
Loans	23	(309)	-	(13)	(299)
Mortgage servicing rights (residential)	-	-	4,011	(54)	3,957
Net derivative assets and liabilities:
Interest rate contracts	6	(1)	-	(3,419)	(3,414)
Commodity contracts	7	(17)	-	1	(9)
Equity contracts	123	(255)	-	160	28
Foreign exchange contracts	4	(4)	-	(6)	(6)
Credit contracts	6	(3)	-	(126)	(123)
Other derivative contracts	-	-	-	-	-
Total derivative contracts	146	(280)	-	(3,390)	(3,524)
Other assets	10	(1)	-	(91)	(82)
Short sale liabilities	(125)	124	-	1	-
Other liabilities (excluding derivatives)	(10)	1	-	317	308

Fair Value, Assets and Liabilities Measured on Recurring Basis, Quantative Information about Valuation Techniques and Unobservable Inputs

	Fair Value			Significant	Range of				Weighted
($ in millions, except cost to service amounts)	Level 3		Valuation Technique(s)	Unobservable Input	Inputs			Average (1)
December 31, 2013
Trading and available-for-sale securities:
Securities of U.S. states and
political subdivisions:
Government, healthcare and
other revenue bonds	$2,739		Discounted cash flow	Discount rate	0.4	-	6.4%		1.4
	63		Vendor priced
Auction rate securities and other municipal bonds	451		Discounted cash flow	Discount rate	0.4	-	12.3		4.6
				Weighted average life	1.4	-	13.0	yrs	4.4
Collateralized loan and other debt obligations (2)	612		Market comparable pricing	Comparability adjustment	(12.0)	-	23.3%		8.5
	1,349		Vendor priced
Asset-backed securities:
Auto loans and leases	492		Discounted cash flow	Discount rate	0.6	-	0.9		0.8
				Weighted average life	1.4	-	1.6	yrs	1.5
Other asset-backed securities:
Diversified payment rights (3)	757		Discounted cash flow	Discount rate	1.4	-	4.7%		3.0
Other commercial and consumer	944	(4)	Discounted cash flow	Discount rate	0.6	-	21.2		4.0
				Weighted average life	0.6	-	7.6	yrs	2.2
	78		Vendor priced
Marketable equity securities: perpetual
preferred	729	(5)	Discounted cash flow	Discount rate	4.8	-	8.3%		7.4
				Weighted average life	1.0	-	15.0	yrs	12.2
Mortgages held for sale (residential)	2,374		Discounted cash flow	Default rate	0.6	-	12.4%		2.8
				Discount rate	3.8	-	7.9		5.5
				Loss severity	1.3	-	32.5		21.5
				Prepayment rate	2.0	-	9.9		5.4
Loans	5,723	(6)	Discounted cash flow	Discount rate	2.4	-	3.9		3.3
				Prepayment rate	3.3	-	37.8		12.2
				Utilization rate	0.0	-	2.0		0.8
Mortgage servicing rights (residential)	15,580		Discounted cash flow	Cost to service per loan (7)	$ 86	-	773		191
				Discount rate	5.4	-	11.2%		7.8
				Prepayment rate (8)	7.5	-	19.4		10.7
Net derivative assets and (liabilities):
Interest rate contracts	(14)		Discounted cash flow	Default rate	0.0	-	16.5		5.0
				Loss severity	44.9	-	50.0		50.0
				Prepayment rate	11.1	-	15.6		15.6
Interest rate contracts: derivative loan
commitments	(26)		Discounted cash flow	Fall-out factor	1.0	-	99.0		21.8
				Initial-value servicing	(21.5)	-	81.6	bps	32.6
Equity contracts	199		Discounted cash flow	Conversion factor	(18.4)	-	0.0%		(14.1)
				Weighted average life	0.3	-	3.3	yrs	1.8
	(245)		Option model	Correlation factor	(5.3)	-	87.6%		72.2
				Volatility factor	6.8	-	81.2		25.4
Credit contracts	(378)		Market comparable pricing	Comparability adjustment	(31.3)	-	30.4		(0.1)
	3		Option model	Credit spread	0.0	-	12.2		0.7
				Loss severity	10.5	-	72.5		47.4

Other assets: nonmarketable equity investments	1,386		Market comparable pricing	Comparability adjustment	(30.6)	-	(5.4)		(21.9)

Insignificant Level 3 assets,
net of liabilities	678	(9)
Total level 3 assets, net of liabilities	$33,494	(10)

  Weighted averages are calculated using outstanding unpaid principal balance for cash instruments such as loans and securities, and notional amounts for derivative instruments.
  Includes $695 million of collateralized debt obligations.
  Securities backed by specified sources of current and future receivables generated from foreign originators.
  Consists primarily of investments in asset-backed securities that are revolving in nature, in which the timing of advances and repayments of principal are uncertain.
  Consists of auction rate preferred equity securities with no maturity date that are callable by the issuer.
  Consists predominantly of reverse mortgage loans securitized with GNMA which were accounted for as secured borrowing transactions.
  The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $86 - $302.
  Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
  Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, other marketable equity securities, other liabilities and certain net derivative assets and liabilities, such as commodity contracts, foreign exchange contracts and other derivative contracts.
  Consists of total Level 3 assets of $37.2 billion and total Level 3 liabilities of $3.7 billion, before netting of derivative balances.

	Fair Value			Significant	Range of				Weighted
($ in millions, except cost to service amounts)	Level 3		Valuation Technique(s)	Unobservable Input	Inputs				Average (1)
December 31, 2012
Trading and available-for-sale securities:
Securities of U.S. states and
political subdivisions:
Government, healthcare and
other revenue bonds	$3,081		Discounted cash flow	Discount rate	0.5	-	4.8%		1.8

Auction rate securities and other municipal bonds	596		Discounted cash flow	Discount rate	2.0	-	12.9		4.4
				Weighted average life	3.0	-	7.5	yrs	3.4
Collateralized loan and other debt obligations(2)	1,423		Market comparable pricing	Comparability adjustment	(22.5)	-	24.7%		3.5
	12,507		Vendor priced
Asset-backed securities:
Auto loans and leases	5,921		Discounted cash flow	Default rate	2.1	-	9.7		3.2
				Discount rate	0.6	-	1.6		1.0
				Loss severity	50.0	-	66.6		51.8
				Prepayment rate	0.6	-	0.9		0.7
Other asset-backed securities:
Dealer floor plan	1,030		Discounted cash flow	Discount rate	0.5	-	2.2		1.9
Diversified payment rights (3)	639		Discounted cash flow	Discount rate	1.0	-	2.9		1.8
Other commercial and consumer	1,665	(4)	Discounted cash flow	Discount rate	0.6	-	6.8		2.7
				Weighted average life	1.0	-	7.5	yrs	2.9
	87		Vendor priced
Marketable equity securities: perpetual
preferred	794	(5)	Discounted cash flow	Discount rate	4.3	-	9.3%		6.3
				Weighted average life	1.0	-	7.0	yrs	5.3
Mortgages held for sale (residential)	3,250		Discounted cash flow	Default rate	0.6	-	14.8%		5.5
				Discount rate	3.4	-	7.5		5.4
				Loss severity	1.3	-	35.3		26.4
				Prepayment rate	1.0	-	11.0		6.2
Loans	6,021	(6)	Discounted cash flow	Discount rate	2.4	-	2.8		2.6
				Prepayment rate	1.6	-	44.4		11.6
				Utilization rate	0.0	-	2.0		0.8
Mortgage servicing rights (residential)	11,538		Discounted cash flow	Cost to service per loan (7)	$ 90	-	854		219
				Discount rate	6.7	-	10.9%		7.4
				Prepayment rate (8)	7.3	-	23.7		15.7
Net derivative assets and (liabilities):
Interest rate contracts	162		Discounted cash flow	Default rate	0.0	-	20.0		5.4
				Loss severity	45.8	-	83.2		51.6
				Prepayment rate	7.4	-	15.6		14.9
Interest rate contracts: derivative loan
commitments	497		Discounted cash flow	Fall-out factor	1.0	-	99.0		22.9
				Initial-value servicing	(13.7)	-	137.2	bps	85.6
Equity contracts	(122)		Option model	Correlation factor	(43.6)	-	94.5%		50.3
				Volatility factor	3.0	-	68.9		26.5
Credit contracts	(1,157)		Market comparable pricing	Comparability adjustment	(34.4)	-	30.5		0.1
	8		Option model	Credit spread	0.1	-	14.0		2.0
				Loss severity	16.5	-	87.5		52.3

Insignificant Level 3 assets,
net of liabilities	835	(9)
Total level 3 assets, net of liabilities	$48,775	(10)

  Weighted averages are calculated using outstanding unpaid principal balance for cash instruments such as loans and securities, and notional amounts for derivative instruments.
  Includes $665 million of collateralized debt obligations.
  Securities backed by specified sources of current and future receivables generated from foreign originators.
  Consists primarily of investments in asset-backed securities that are revolving in nature, in which the timing of advances and repayments of principal are uncertain.
  Consists of auction rate preferred equity securities with no maturity date that are callable by the issuer.
  Consists predominantly of reverse mortgage loans securitized with GNMA which were accounted for as secured borrowing transactions.
  The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $90 - $437.
  Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
  Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, asset-backed securities backed by home equity loans, other marketable equity securities, other assets, other liabilities and certain net derivative assets and liabilities, such as commodity contracts, foreign exchange contracts and other derivative contracts.
  Consists of total Level 3 assets of $51.9 billion and total Level 3 liabilities of $3.1 billion, before netting of derivative balances.

Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis

	December 31, 2013				December 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages held for sale (LOCOM) (1)	$-	1,126	893	2,019	-	1,509	1,045	2,554
Loans held for sale	-	14	-	14	-	4	-	4
Loans:
Commercial	-	414	-	414	-	1,507	-	1,507
Consumer	-	3,690	7	3,697	-	5,889	4	5,893
Total loans (2)	-	4,104	7	4,111	-	7,396	4	7,400
Other assets (3)	-	445	740	1,185	-	989	144	1,133

  Predominantly real estate 1-4 family first mortgage loans.
  Represents carrying value of loans for which adjustments are based on the appraised value of the collateral.
  Includes the fair value of foreclosed real estate, other collateral owned and nonmarketable equity investments.

Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis

	Year ended December 31,
(in millions)	2013	2012
Mortgages held for sale (LOCOM)	$(23)	37
Loans held for sale	(1)	1
Loans:
Commercial	(216)	(795)
Consumer (1)	(2,050)	(4,989)
Total loans	(2,266)	(5,784)
Other assets (2)	(214)	(316)
Total	$(2,504)	(6,062)

  Represents write-downs of loans based on the appraised value of the collateral.
  Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets. Also includes impairment losses on nonmarketable equity investments.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Quantative Information about Valuation Techniques and Unobservable Inputs

	Fair Value			Significant		Range			Weighted
($ in millions)	Level 3		Valuation Technique(s) (1)	Unobservable Inputs (1)		of inputs			Average (2)
December 31, 2013
Residential mortgages
held for sale (LOCOM)	$893	(3)	Discounted cash flow	Default rate	(5)	1.2	-	4.4%	2.7%
				Discount rate		4.3	-	12.0	10.9
				Loss severity		1.6	-	48.2	5.2
				Prepayment rate	(6)	2.0	-	100.0	67.2
Other assets: private equity
fund investments (4)	505		Market comparable pricing	Comparability adjustment		4.6	-	4.6	4.6
Insignificant level 3 assets	242
Total	1,640

December 31, 2012
Residential mortgages
held for sale (LOCOM)	$1,045	(3)	Discounted cash flow	Default rate	(5)	2.9	-	21.2%	7.9%
				Discount rate		4.1	-	11.9	10.9
				Loss severity		2.0	-	45.0	6.0
				Prepayment rate	(6)	1.0	-	100.0	66.7
Insignificant level 3 assets	148
Total	1,193

  Refer to the narrative following the recurring quantitative Level 3 table of this Note for a definition of the valuation technique(s) and significant unobservable inputs.
  For residential MHFS, weighted averages are calculated using outstanding unpaid principal balance of the loans.
  Consists of approximately $825 million and $942 million government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitization, at December 31, 2013 and 2012, respectively and $68 million and $103 million of other mortgage loans which are not government insured/guaranteed at December 31, 2013 and 2012, respectively.
  Represents a single investment. For additional information, see the “Alternative Investments” section in this Note.
  Applies only to non-government insured/guaranteed loans.
  Includes the impact on prepayment rate of expected defaults for the government insured/guaranteed loans, which impacts the frequency and timing of early resolution of loans.

Fair Value Investments in Entites that Calculate Net Asset Value Per Share

				Redemption
	Fair	Unfunded	Redemption	notice
(in millions)	value	commitments	frequency	period
December 31, 2013
Offshore funds	$308	-	Daily - Quarterly	1 - 180 days
Funds of funds	-	-	N/A	N/A
Hedge funds	2	-	Monthly - Semi Annually	5 - 95 days
Private equity funds (1)(2)	1,496	316	N/A	N/A
Venture capital funds (2)	63	14	N/A	N/A
Total (3)	$1,869	330
December 31, 2012
Offshore funds	$379	-	Daily - Annually	1 - 180 days
Funds of funds	1	-	Quarterly	90 days
Hedge funds	2	-	Daily - Annually	5 - 95 days
Private equity funds	807	195	N/A	N/A
Venture capital funds	82	21	N/A	N/A
Total (3)	$1,271	216

N/A - Not applicable

  Excludes $505 million in a private equity fund that had a nonrecurring fair value adjustment during 2013 and is probable of being sold for an amount different from the fund's NAV; therefore, the investment's fair value has been estimated using recent transaction information. This investment is subject to the Volcker Rule, which includes provisions that restrict banking entities from owning interests in certain types of funds.
  Includes certain investments subject to the Volcker Rule, which we may have to divest.
  Includes nonmarketable equity investments carried at cost for which we use NAVs as a practical expedient for determining nonrecurring fair value adjustments. These investments are predominantly private equity funds and had a fair value of $1.5 billion and $816 million and carrying value of $1.4 billion and $651 million at December 31, 2013 and 2012, respectively. The fair value and carrying value of investments with nonrecurring fair value adjustments were $88 million and $21 million during 2013 and 2012, respectively.

Fair Value Option, Carrying Amount

	December 31, 2013				December 31, 2012
			Fair value				Fair value
			carrying				carrying
			amount				amount
			less				less
	Fair value	Aggregate	aggregate		Fair value	Aggregate	aggregate
	carrying	unpaid	unpaid		carrying	unpaid	unpaid
(in millions)	amount	principal	principal		amount	principal	principal
Mortgages held for sale:
Total loans	$13,879	13,966	(87)	(1)	42,305	41,183	1,122	(1)
Nonaccrual loans	205	359	(154)		309	655	(346)
Loans 90 days or more past due and still accruing	39	46	(7)		49	64	(15)
Loans held for sale:
Total loans	1	9	(8)		6	10	(4)
Nonaccrual loans	1	9	(8)		2	6	(4)
Loans:
Total loans	5,995	5,674	321		6,206	5,669	537
Nonaccrual loans	188	188	-		89	89	-
Other assets (2)	1,386	n/a	n/a		-	n/a	n/a
Long-term debt	-	(199)	199	(3)	(1)	(1,157)	1,156	(3)

  The difference between fair value carrying amount and aggregate unpaid principal includes changes in fair value recorded at and subsequent to funding, gains and losses on the related loan commitment prior to funding, and premiums on acquired loans.
  Consists of nonmarketable equity investments carried at fair value. See Note 7 for more information.
  Represents collateralized, non-recourse debt securities issued by certain of our consolidated securitization VIEs that are held by third party investors. To the extent cash flows from the underlying collateral are not sufficient to pay the unpaid principal amount of the debt, those third party investors absorb losses.

Fair Value Option, Gains and Losses

	2013			2012			2011
		Net gains			Net gains			Net gains
	Mortgage	(losses)		Mortgage	(losses)		Mortgage	(losses)
	banking	from	Other	banking	from	Other	banking	from	Other
	noninterest	trading	noninterest	noninterest	trading	noninterest	noninterest	trading	noninterest
(in millions)	income	activities	income	income	activities	income	income	activities	income
Year ended December 31,
Mortgages held for sale	$2,073	-	-	8,240	-	1	6,084	-	-
Loans held for sale	-	-	-	-	-	21	-	-	32
Loans	-	-	(216)	-	-	63	13	-	80
Other assets	-	-	324	-	-	-	-	-	-
Long-term debt	-	-	-	-	-	(27)	(11)	-	-
Other interests held (1)	-	(15)	-	-	(42)	34	-	(25)	-

(1) Consists of retained interests in securitization and changes in fair value of letters of credit.

Fair Value Option, Instrument Specific Credit Risk

	Year ended December 31,
(in millions)	2013	2012	2011
Gains (losses) attributable to
instrument-specific credit risk:
Mortgages held for sale	$126	(124)	(144)
Loans held for sale	-	21	32
Total	$126	(103)	(112)

Fair Value, Estimated for Financial Instruments Not Carried at Fair Value

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2013

Financial assets
Cash and due from banks (1)	$19,919	19,919	-	-	19,919
Federal funds sold, securities purchased under resale
agreements and other short-term investments (1)	213,793	5,160	208,633	-	213,793
Held-to-maturity securities	12,346	-	6,205	6,042	12,247
Mortgages held for sale (2)	2,884	-	2,009	893	2,902
Loans held for sale (2)	132	-	136	-	136
Loans, net (3)	793,363	-	58,350	740,063	798,413
Nonmarketable equity investments (cost method)	6,978	-	-	8,635	8,635
Financial liabilities
Deposits	1,079,177	-	1,037,448	42,079	1,079,527
Short-term borrowings (1)	53,883	-	53,883	-	53,883
Long-term debt (4)	152,987	-	144,984	10,879	155,863
December 31, 2012

Financial assets
Cash and due from banks (1)	$21,860	21,860	-	-	21,860
Federal funds sold, securities purchased under resale
agreements and other short-term investments (1)	137,313	5,046	132,267	-	137,313
Mortgages held for sale (2)	4,844	-	3,808	1,045	4,853
Loans held for sale (2)	104	-	83	29	112
Loans, net (3)	763,968	-	56,237	716,114	772,351
Nonmarketable equity investments (cost method)	6,799	-	2	8,229	8,231
Financial liabilities
Deposits	1,002,835	-	946,922	57,020	1,003,942
Short-term borrowings (1)	57,175	-	57,175	-	57,175
Long-term debt (4)	127,366	-	119,220	11,063	130,283

  Amounts consist of financial instruments in which carrying value approximates fair value.
  Balance reflects MHFS and LHFS, as applicable, other than those MHFS and LHFS for which election of the fair value option was made.
  Loans exclude balances for which the fair value option was elected and also exclude lease financing with a carrying amount of $12.0 billion and $12.4 billion at December 31, 2013 and 2012, respectively.
  The carrying amount and fair value exclude balances for which the fair value option was elected and obligations under capital leases of $11 million and $12 million at December 31, 2013 and 2012, respectively.